SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Share based payments expense	$ 3,221	$ 2,447
Stock options
SHARE-BASED PAYMENTS
Share based payments expense	1,342	1,396
Restricted share units
SHARE-BASED PAYMENTS
Share based payments expense	1,135	743
Deferred share units
SHARE-BASED PAYMENTS
Share based payments expense	623	$ 308
Performance share units
SHARE-BASED PAYMENTS
Share based payments expense	$ 121